Supplemental Equity and Comprehensive Income Information (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Common Stock and Additional Paid-in Capital	Dec. 31, 2013 Noncontrolling Interest	Mar. 31, 2013 3M India Limited
Transactions with 3M India Limited
3M's effective ownership before transaction (as a percent)				76.00%
3M's effective ownership after transaction (as a percent)				75.00%
Minimum percentage of public shareholding required by an amendment to Indian Securities regulations to comply with the sale of shares for 3M India Limited				25.00%
Sale of subsidiary shares	$ 8	$ 7	$ 1